Shareholders' Equity - Additional Information (Detail) - $ / shares			1 Months Ended	4 Months Ended
	Oct. 09, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, shares outstanding	5,000,000
Number of shares forfeited	750,000	750,000
Warrants or rights term		5 years	5 years	5 years
Share price	$ 12.00	$ 12.00	$ 12.00
Event Triggering Warrant Price Adjustment [Member] | Percentage of the Newly Issued Price [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage		180.00%	180.00%	180.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage		180.00%	180.00%	180.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage		115.00%	115.00%	115.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage of the Newly Issued Price [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage		115.00%	115.00%	115.00%
Triggering Share Price One [Member]
Class of Stock [Line Items]
Warrants redemption price		$ 0.01	$ 0.01	$ 0.01
Share price		$ 18.00	$ 18.00	$ 18.00
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares description of voting rights			One vote	One vote
Common stock, shares issued		0	0	1,063,381
Common stock, shares outstanding		0	0	1,063,381
Temporary equity shares outstanding				18,936,619
Class A Ordinary Shares [Member] | Event Triggering Warrant Price Adjustment [Member]
Class of Stock [Line Items]
Volume weighted average trading price of ordinary shares		$ 9.20	$ 9.20	$ 9.20
Class A Ordinary Shares [Member] | Event Triggering Warrant Price Adjustment [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Sale of stock issue price per share		$ 9.20	$ 9.20	$ 9.20
Class A Ordinary Shares [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock outstanding				20.00%
Class A Ordinary Shares [Member] | Founder Shares [Member] | Event Triggering Warrant Price Adjustment [Member]
Class of Stock [Line Items]
Percentage of the total gross proceeds from equity issuances for business combination			60.00%	60.00%
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares description of voting rights			One vote	1
Common stock, shares issued		5,750,000	5,750,000	5,750,000
Common stock, shares outstanding		5,750,000	5,750,000	5,750,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock outstanding		20.00%	20.00%	20.00%
Class B Ordinary Shares [Member] | Founder Shares [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares forfeited	750,000	750,000